Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALPS Series Trust
Prospectus Date	rr_ProspectusDate	Dec. 19, 2013
Insignia Macro Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Insignia Macro Fund (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term risk-adjusted total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses,” which have been estimated for the Fund’s first fiscal year,
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, the costs of which are not included in the Consolidated Financial Statements. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the consolidated financial statements include only the direct operating expenses incurred by the Fund and the consolidated expenses of any direct investments in the Underlying Funds, if any.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:
  “Global Macro/Managed Futures” strategy
  “Fixed Income” strategy
The Global Macro/Managed Futures strategy is designed to provide exposure to global macroeconomic and commodities-related investment strategies and produce attractive risk-adjusted returns with the expectation of low correlation to the broader equity markets by investing primarily in swap contracts, structured notes and other derivatives providing the returns of reference assets such as securities of limited partnerships, corporations, limited liability companies (including individual share classes thereof) and other types of pooled investment vehicles managed by independent managers (each, a “Manager”), including commodity pools (“Underlying Funds”). The Fund may access the returns of Underlying Funds that use a single Manager or multiple Managers to execute the Global Macro/Managed Futures strategy without restriction as to issuer, capitalization, country or currency. The Fund does not invest more than 25% of its assets with any one swap counterparty or structured note issuer.

The Fund’s investments provide the Fund with exposure to Managers who employ a variety of global macroeconomic and managed futures trading strategies including both discretionary and systematic styles. Managers who employ a discretionary style generally do not use quantitative models and may invest based on, among other factors, technical indicators, chart patterns, specialized knowledge, fundamental research or analysis. Managers who employ a systematic style generally exploit trending behavior of futures markets over various time frames by utilizing quantitative systems. The Managers primarily trade long and short positions in (1) options, (2) futures, (3) forwards and/or (4) spot contracts, each of which may be tied to various securities or commodities markets and sectors including: (i) equity, (ii) fixed income, (iii) foreign exchange, (iv) metals, (v) energy, (vi) agricultural, (vii) livestock and (viii) tropical commodities (such as coffee, sugar and cocoa). The Managers may also trade individual equities, fixed income securities and in other derivatives such as commodity swaps, credit default swaps, and interest rate forwards.

In order to provide the Fund with exposure to certain Global Macro/Managed Futures strategies that trade non-financial commodity contracts within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund will execute its Global Macro/Managed Futures strategy, primarily, by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in Underlying Funds, swaps, structured notes and other derivatives. The Subsidiary is subject to the same investment restrictions as the Fund. From time to time, the Adviser, in its discretion, may change the Fund’s allocation among the Underlying Funds, swaps, structured notes and other derivatives.

To the extent the Adviser is utilizing derivatives to gain exposure to Underlying Funds, it is anticipated that the Fund’s Subsidiary will use a total return swap, a type of derivative instrument based on a customized index designed to replicate the aggregate returns of the Underlying Funds selected by the Adviser. The Fund anticipates counterparties to the swap to be large international investment banks. The swap is based on a notional amount agreed upon by the Adviser and the counterparty. The Adviser may add or remove Underlying Funds from the swap or adjust the notional exposure between the Underlying Funds within the swap. Generally, the fees and expenses of the swap are based on the notional value. The index is calculated by the counterparty to the swap and includes a deduction for fees of the counterparty as well as operating expenses of the Underlying Funds, including any management and performance fees paid to a Manager of an Underlying Fund. Because the index is designed to replicate the returns of Underlying Funds selected by the Adviser, the performance of the Fund will depend on the ability of the Underlying Funds to generate returns in excess of the costs of the index.

Through investing in swaps, structured notes and direct investments in Underlying Funds, some of which may trade commodity futures using a form of leverage referred to as notional funding (meaning that the nominal trading level exceeds the cash deposited in a trading account), the Fund will attempt to maintain an exposure to the Global Macro/Managed Futures strategy as if between 100% and 110% of the Fund’s net assets were invested in that strategy.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities, (3) certificates of deposit and time deposits issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, (4) participation interests in loans extended by banks to companies, (5) corporate bonds, notes, commercial paper or similar debt obligations, (6) convertible bonds, (7) mortgages or other asset-backed securities or (8) exchange-traded funds (“ETFs”) that each invests primarily in the preceding types of fixed income securities. The strategy may also invest in preferred stock and hybrid securities. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”), or, if unrated, determined by the adviser to be of comparable quality. However, the Fixed Income strategy will be invested without restriction as to issuer country, type of entity, capitalization or the maturity of individual securities. The Fund’s fixed income investments may have fixed, variable, adjustable or zero coupon rates.

The Fund’s Adviser delegates management of the Fund’s Fixed Income strategy to a sub-adviser, Sage Advisory Services, Ltd. Co. (“Sub-Adviser” or “Sage”).

The Adviser anticipates that the Fund will allocate approximately 25% of its assets to the Global Macro/Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Adviser’s Investment Process

The Adviser will pursue the Fund’s investment objective by employing an investment and risk management process that the Adviser has historically applied in making allocations to Underlying Funds. The Adviser’s investment process consists of three primary steps: (1) sourcing and selecting Managers, (2) portfolio construction and (3) ongoing investment monitoring, risk management and reallocation. A summary of the Adviser’s process is set forth below:

Sourcing and Selecting	Portfolio Construction	Ongoing Monitoring, Risk Management and Reallocation

Process for sourcing and selecting Managers is based on quantitative analysis and qualitative due diligence to identify Managers whose performance, integrity, rigor, professionalism, operational best practices and transparency identify them as suitable candidates for investment by the Fund

Managers may be identified through various means, including industry contacts, competitors, brokerage firms, third-party databases, other investment advisers and intermediaries

The process for selection is both a top-down (economic and market driven) and bottom-up (based on Manager fundamentals) approach

Adviser examines economic and market conditions with the goal of constructing a portfolio using several different Managers who employ various investing styles

Adviser will consider, among other factors, historical Manager exposure, attribution and portfolio concentration as well as the potential correlation among Managers

Adviser considers the ways in which it can access Managers through investments in Underlying Funds, swaps or structure notes

Consult with Sub-Adviser regarding fixed income portfolio construction

Adviser engages in ongoing monitoring and diligence of the Managers and the Fund’s Sub-Adviser

As it determines appropriate, Adviser rebalances portfolio between the Global Macro/Managed Futures strategy and the Fixed Income strategy

Although the Fund is not required to allocate to any particular number of Underlying Funds or Managers, it is anticipated that the Fund will have exposure to between 3 and 15 Managers. The due diligence process the Adviser employs in selecting Underlying Funds generally includes:
  performing a series of quantitative analytical studies to identify Managers who have delivered the best risk adjusted performance in their peer group;
  correlation analysis to assist in determining which Managers may best diversify the portfolio;
  qualitative analysis of the manager’s trading skill, risk management procedures, depth of the organization, trading and back office systems;
  background checks on the principals and the organization; and
  understanding of the principal’s plans and ambitions for their firm.
The Adviser expects to allocate the Fund’s investments between the Global Macro/Managed Futures strategy through Underlying Funds, swaps, structured notes and the Fixed Income strategy which is managed by the Sub-Adviser. The Adviser will rebalance the portfolio periodically as it deems appropriate.

Sub-Adviser’s Investment Process

In choosing securities for the Fund, the Sub-Adviser begins with an analysis of the yield curve under multiple market scenarios. Next, the Sub-Adviser combines fundamental economic and quantitative security analysis to identify those sectors of the broad fixed income markets that offer attractive gross, risk adjusted and total returns. This is done by applying proprietary valuation models that aggregate fundamental characteristics, technical trends, and macro inputs. The Sub-Adviser then employs a multi-factor review process to select individual securities within each sector.

The Sub-Adviser also manages the portfolio’s duration. However, the Sub-Adviser does not have any limitations on duration, and the portfolio’s duration will change over time. Duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under an instrument are to be paid, rather than the instrument’s stated final maturity. When applied to the Fund’s Fixed Income portfolio, for example, a portfolio duration of five years means that if interest rates increased by 1%, the value of the portfolio would decrease by approximately 5%.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there are risks to investing. None of the Fund, the Adviser or the Sub-Adviser can guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

The following risks apply to the Fund’s direct investment in securities and derivatives as well as the Fund’s indirect risks through investing in Underlying Funds, swaps, structured notes, other derivative instruments and the Subsidiary.
  Aggressive Investment Technique Risk: The Fund may use investment techniques and financial instruments that may be considered aggressive, including but not limited to investments in the Swap and Underlying Funds and the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may also include taking short positions or using other techniques that are intended to provide inverse exposure to a particular market or other asset class, as well as leverage, which can expose the Fund to potentially dramatic changes (losses or gains). These techniques may expose the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.
  Commodity Risk: Investing in instruments or securities with exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.
  Counterparty Risk: The Fund’s investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s failure or inability to perform its obligations or bankruptcy. In the event of default, the Fund could experience delays in recovering some or all of its assets as a result of bankruptcy or other reorganization proceedings. The Fund could also experience limited recoveries or no recovery at all, and the value of an investment in the Fund could decline as a result. In addition, the Fund may default under an agreement with a counterparty which could adversely affect the Fund’s investing activities.
  Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.
  Derivatives Risk: The Fund’s use of swaps or structured notes directly, and the indirect use of derivative instruments through investments in Underlying Funds, involves risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk in the case of over the counter derivatives. Option positions held by Underlying Funds may expire exposing the Fund to potentially significant losses.
  Emerging Markets Risk: Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations.
  Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.
  Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.
  Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.
  Geographic Risk: To the extent that the Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.
  Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Interest Rate Risk: Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of the Fund’s securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.
  Leverage Risk: The Fund directly or indirectly via investments in the Subsidiary and Underlying Funds will use derivatives to increase long and short exposure creating leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. With respect to investments in Underlying Funds, however, the Fund cannot lose more than its investment in an Underlying Fund because the Fund is not legally liable for an Underlying Fund’s derivative or other obligations. The Fund’s use of swap contracts involves indirect leverage because swap contract payments are based upon notional value rather than the amount invested.
  Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
  Management Risk: The Adviser’s and Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgment about the potential performance of the Sub-Adviser may also prove incorrect and may not produce the desired results.
  Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
  Mortgage-Backed/Asset-Backed Securities Risk: The value of the Fund’s mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets.
  New Fund Risk. The Fund is newly formed and has no performance history for investors to evaluate.
  Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified fund.
  Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.
  Structured Notes Risk: Structured notes involve leverage risk, tracking risk and issuer default risk.
  Swap Risk: Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. If a counter-party were to default on a swap agreement, the Fund will be subject to liquidity risk. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.
  Taxation Risk: Income from certain commodity-linked derivative instruments does not constitute “qualifying income” to the Fund for purposes of qualification as a “regulated investment company” for federal income tax purposes. Receipt of such income could subject the Fund to federal income tax at the fund level or cause the Fund to fail to qualify as a regulated investment company. Although the Internal Revenue Service (the “IRS”) has issued numerous private letter rulings to other investment companies holding that income derived from an investment in a foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income, it has currently suspended the issuance of such private letter rulings. If the IRS takes action that adversely affects the tax treatment of income derived from the Fund’s investment in the Subsidiary, the Fund could fail to qualify as a regulated investment company. The Fund could also be limited in its ability to implement its current investment strategies and may need to significantly change its investment strategies, which could adversely affect the Fund. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS. In addition, because the Subsidiary is a controlled foreign corporation, for federal income tax purposes any income received from its investments will generally be passed through to the Fund as ordinary income.
  Turnover Risk: A higher portfolio turnover rate will result in higher transactional and brokerage costs. High rates of portfolio turnover may also result in the realization of short-term capital gains. Any distributions from net short-term capital gains will be taxable to shareholders as ordinary income for federal income tax purposes.
  Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Funds will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to Managers engaged to trade Global Macro/Managed Futures strategies on behalf of the Underlying Fund. Those performance based fees will be paid by the Underlying Fund to each Manager without regard to the performance of other Managers engaged by an Underlying Fund (notwithstanding that a single Manager may be employed by two or more Underlying Funds) and without regard to the Underlying Fund’s or the Fund’s overall profitability. Underlying Funds are subject to specific risks, depending on the nature of the fund. Underlying Funds in which the Fund invests may have share class structures that present potential cross-class liability risk. There is no guarantee that any of the trading strategies used by the Managers retained by the Underlying Funds will be profitable or avoid losses.
  Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.
Please see “What are the Principal Risks of Investing in the Fund?” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information is available on the Fund’s website at www.insigniafunds.com or by calling 1-855-674-4642.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-674-4642
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.insigniafunds.com
Insignia Macro Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%	[1]
Maximum deferred sales charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Swap Fee and Expenses	rr_Component2OtherExpensesOverAssets	0.50%	[2]
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.61%
Other Expenses	rr_OtherExpensesOverAssets	1.11%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[4]
Sub-Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (Load); however, a Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.
1 Year	rr_ExpenseExampleYear01	766
3 Years	rr_ExpenseExampleYear03	1,284
Insignia Macro Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Swap Fee and Expenses	rr_Component2OtherExpensesOverAssets	0.50%	[2]
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.61%
Other Expenses	rr_OtherExpensesOverAssets	1.11%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[4]
Sub-Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
1 Year	rr_ExpenseExampleYear01	203
3 Years	rr_ExpenseExampleYear03	$ 702

[1]	If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (Load); however, a Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.
[2]	Amounts paid to Swap counterparties will reduce the returns of the associated reference assets for such Swap (i.e., Underlying Funds), which provide Global Macro/Managed Futures exposure. The cost of the Swap include only the costs embedded in the Swap that reduce returns of the associated reference assets (i.e., Managers or Underlying Funds), but does not include the operating expenses of those reference assets. Returns of a Swap will be reduced, and its losses increased, by the operating expenses of the Underlying Funds used as reference assets, and such operating expenses may include management and performance fees of the Underlying Fund, as well as Underlying Fund operator, administration and audit expenses. One or more of the Underlying Funds used as a reference asset for a Swap may pay a performance fee to a Manager, even if the return of other reference assets associated with the Swap are negative. (The operating expenses of reference assets, which are not reflected in the Annual Fund Operating Expenses table above, are embedded in the returns of the associated Swap and represent an indirect cost of investing in the Fund.) Generally, the management fees and performance fees of Managers employed by the Underlying Funds that may be used as reference assets range from 0% to 2% of assigned trading level and 15% to 25% of the returns, respectively.
[3]	“Other Expenses,” which have been estimated for the Fund’s first fiscal year, include both the expenses of the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”) and the fee paid to the counterparty of the Fund’s total return swap (“Swap”), which is the primary way the Fund seeks exposure to Global Macro/Managed Futures managers (which are generally commodity trading advisors (“Managers”)) and their trading vehicles (each, an “Underlying Fund”). The Swap is designed to replicate the aggregate returns of the Underlying Funds through a customized index. More information regarding the Subsidiary and the investments made to pursue the Fund’s Global Marco/Managed Futures strategy can be found in the “Principal Investment Strategies of the Fund” section of this Prospectus.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, the costs of which are not included in the Consolidated Financial Statements. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the consolidated financial statements include only the direct operating expenses incurred by the Fund and the consolidated expenses of any direct investments in the Underlying Funds, if any.
[5]	Meritage Capital, LLC (the “Adviser”) has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, expenses of Underlying Funds in which the Fund will invest, brokerage expenses, swap and structural note fees and expenses, interest expenses, taxes and extraordinary expenses, to 1.75% and 1.50% of the Fund’s average daily net assets for Class A and Class I shares, respectively. This agreement is in effect through January 31, 2015. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this waiver without the approval by the Fund’s Board of Trustees.